American Funds® Developing World Growth and Income Fund
Investment portfolio
August 31, 2023
unaudited

Common stocks 94.11% Financials 22.73%	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H	10,321,644	$61,793
Hana Financial Group, Inc.	1,486,742	44,487
Bank Mandiri (Persero) Tbk PT	104,904,106	41,500
AIA Group, Ltd.	4,478,767	40,662
HDFC Bank, Ltd.	1,814,963	34,452
Bank Central Asia Tbk PT	54,213,600	32,660
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	907,400	13,611
Halyk Savings Bank of Kazakhstan OJSC (GDR)	775,837	11,638
ICICI Bank, Ltd.	1,600,541	18,536
ICICI Bank, Ltd. (ADR)	263,767	6,111
Kotak Mahindra Bank, Ltd.	943,072	20,035
Patria Investments, Ltd., Class A	1,261,854	18,196
Guaranty Trust Holding Co. PLC	307,903,264	14,590
Discovery, Ltd.[2]	1,787,895	13,891
Industrial and Commercial Bank of China, Ltd., Class H	29,252,300	13,428
Erste Group Bank AG	317,375	11,346
Nova Ljubljanska Banka dd (GDR)	601,600	10,079
Grupo Financiero Banorte, SAB de CV, Series O	962,207	8,150
Angel One, Ltd.	343,861	7,767
Bank of Baroda	2,972,400	6,720
TCS Group Holding PLC (GDR)[1,2]	326,069	5,576
TCS Group Holding PLC (GDR)[2]	9,293	159
Banco Bilbao Vizcaya Argentaria, SA	725,531	5,716
TISCO Financial Group PCL, foreign registered shares	1,309,000	3,850
KB Financial Group, Inc.	75,321	3,083
Akbank TAS	2,650,179	2,854
HDFC Life Insurance Co., Ltd.	338,644	2,637
360 ONE WAM, Ltd.	354,644	2,088
City Union Bank, Ltd.	1,305,600	1,946
B3 SA - Brasil, Bolsa, Balcao	496,968	1,298
Jio Financial Services, Ltd.[2]	133,100	375
Sberbank of Russia PJSC[3]	17,138,527	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	2,020,003	— [4]
		459,234
Communication services 14.44%
NetEase, Inc.	2,041,577	42,642
NetEase, Inc. (ADR)	186,210	19,269
TIM SA	18,330,618	53,340
Singapore Telecommunications, Ltd.	19,492,200	34,327
Tencent Holdings, Ltd.	639,602	26,506
Bharti Airtel, Ltd.	2,119,916	21,930
MTN Group, Ltd.	3,384,266	21,562
América Móvil, SAB de CV, Class B (ADR)	861,589	16,517
Airtel Africa PLC	10,984,800	15,864
PT Surya Citra Media Tbk	1,455,690,100	14,146
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Yandex NV, Class A2	537,294	$7,844
KT Corp.	297,480	7,427
Telefônica Brasil SA, ordinary nominative shares	871,971	7,281
Saudi Telecom Co., non-registered shares	282,235	2,995
		291,650
Consumer discretionary 11.27%
Alibaba Group Holding, Ltd.[2]	2,335,700	26,865
Alibaba Group Holding, Ltd. (ADR)[2]	124,622	11,577
Midea Group Co., Ltd., Class A	3,858,551	29,909
MakeMyTrip, Ltd.[2]	699,621	27,747
Galaxy Entertainment Group, Ltd.	3,312,000	21,918
MercadoLibre, Inc.[2]	11,644	15,980
Trip.com Group, Ltd. (ADR)[2]	364,210	14,317
H World Group, Ltd. (ADR)[2]	337,508	13,595
Bloomberry Resorts Corp.[2]	66,381,500	12,967
Li Ning Co., Ltd.	2,092,500	9,886
Magazine Luiza SA2	16,980,159	9,464
Shenzhou International Group Holdings, Ltd.	742,600	7,623
Coupang, Inc., Class A2	391,046	7,422
China Tourism Group Duty Free Corp., Ltd., Class H	197,450	2,651
China Tourism Group Duty Free Corp., Ltd., Class A	176,490	2,637
Lojas Renner SA	1,433,017	4,639
Momo.com, Inc.	210,276	3,433
Kering SA	5,421	2,905
Bosideng International Holdings, Ltd.	2,784,000	1,093
Americanas SA, ordinary nominative shares[2]	5,604,585	985
		227,613
Information technology 9.23%
Taiwan Semiconductor Manufacturing Company, Ltd.	5,141,600	88,636
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	176,670	16,531
Tokyo Electron, Ltd.	226,700	33,616
Coforge, Ltd.	229,086	15,127
Samsung Electronics Co., Ltd.	251,802	12,745
Capgemini SE	39,719	7,423
ASML Holding NV	9,610	6,334
Vanguard International Semiconductor Corp.	1,597,800	3,427
Kingdee International Software Group Co., Ltd.[2]	1,668,000	2,578
		186,417
Health care 9.19%
BeiGene, Ltd. (ADR)[2]	210,406	43,670
BeiGene, Ltd.[2]	234,946	3,810
Hypera SA, ordinary nominative shares	4,981,051	39,218
Jiangsu Hengrui Medicine Co., Ltd., Class A	6,506,269	37,287
Rede D’Or Sao Luiz SA	5,046,867	29,209
Innovent Biologics, Inc.[2]	4,309,500	19,288
Kalbe Farma Tbk PT	69,647,200	8,300
Legend Biotech Corp. (ADR)[2]	55,690	3,863
Zai Lab, Ltd. (ADR)[2]	38,900	991
		185,636
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Industrials 7.57%	Shares	Value (000)
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,356,206	$24,917
Airbus SE, non-registered shares	147,446	21,645
International Container Terminal Services, Inc.	4,925,570	18,025
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,694,461	14,445
InPost SA2	1,212,221	14,269
CCR SA, ordinary nominative shares	5,338,793	13,433
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	981,523	11,361
Shenzhen Inovance Technology Co., Ltd., Class A	956,100	8,955
Haitian International Holdings, Ltd.	3,304,000	7,095
AirTAC International Group	242,700	7,011
Contemporary Amperex Technology Co., Ltd., Class A	196,128	6,364
DKSH Holding AG	43,800	3,352
Wizz Air Holdings PLC[2]	74,700	2,132
		153,004
Consumer staples 6.55%
Indofood CBP Sukses Makmur Tbk PT	32,692,400	24,042
Kweichow Moutai Co., Ltd., Class A	65,573	16,613
Philip Morris International, Inc.	156,694	15,052
First Pacific Co., Ltd.	28,805,033	12,268
Godrej Consumer Products, Ltd.[2]	768,276	9,328
KT&G Corp.	137,446	9,036
Varun Beverages, Ltd.	778,330	8,457
Fomento Económico Mexicano, SAB de CV	589,800	6,601
Dabur India, Ltd.	900,396	6,016
Coca-Cola HBC AG (CDI)	191,900	5,538
Carlsberg A/S, Class B	31,300	4,536
Arca Continental, SAB de CV	449,349	4,375
ITC, Ltd.	735,447	3,906
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,592,725	3,583
Foshan Haitian Flavouring and Food Co., Ltd., Class A	318,889	1,710
X5 Retail Group NV (GDR)[2]	100,496	1,231
		132,292
Energy 5.24%
TotalEnergies SE	655,486	41,275
AKR Corporindo Tbk PT	288,249,700	26,497
Adnoc Gas PLC[2]	13,840,400	12,962
Saudi Arabian Oil Co.	1,112,651	10,353
INPEX Corp.	455,200	6,367
TechnipFMC PLC	233,539	4,447
Reliance Industries, Ltd.	133,100	3,870
Gazprom PJSC[3]	4,615,160	— [4]
Rosneft Oil Company PJSC[3]	705,296	— [4]
		105,771
Materials 2.91%
Barrick Gold Corp.	886,006	14,362
Vale SA (ADR), ordinary nominative shares	634,542	8,357
Vale SA, ordinary nominative shares	438,417	5,762
China Resources Cement Holdings, Ltd.	29,484,000	9,775
Glencore PLC	1,323,245	7,065
Fresnillo PLC	649,872	4,737
Albemarle Corp.	16,407	3,260
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[2]	395,532	3,152
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Loma Negra Compania Industrial Argentina SA (ADR)	359,405	$2,397
Alrosa PJSC[3]	9,682,504	— [4]
		58,867
Real estate 2.75%
Prologis Property Mexico, SA de CV, REIT	7,725,016	27,066
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	2,998,786	13,789
Corp. Inmobiliaria Vesta, SAB de CV (ADR)[5]	163,968	6,090
Corp. Inmobiliaria Vesta, SAB de CV	896,122	3,322
Longfor Group Holdings, Ltd.	2,565,470	5,404
		55,671
Utilities 2.23%
ENN Energy Holdings, Ltd.	2,119,245	16,619
Power Grid Corporation of India, Ltd.	3,792,455	11,203
China Resources Gas Group, Ltd.	3,950,200	11,107
AES Corp.	177,215	3,178
Enel Chile SA	42,774,849	2,882
		44,989
Total common stocks (cost: $1,774,884,000)		1,901,144
Preferred securities 2.44% Financials 1.74%
Banco Bradesco SA, preferred nominative shares	11,633,399	35,121
Information technology 0.56%
Samsung Electronics Co., Ltd., nonvoting preferred shares	275,803	11,268
Materials 0.14%
Gerdau SA, preferred nominative shares	546,000	2,850
Total preferred securities (cost: $44,798,000)		49,239
Rights & warrants 0.04% Consumer discretionary 0.04%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,2]	103,800	804
Total rights & warrants (cost: $780,000)		804
Bonds, notes & other debt instruments 0.15% Bonds & notes of governments & government agencies outside the U.S. 0.15%	Principal amount (000)
Colombia (Republic of) 8.00% 4/20/2033	USD3,000	3,107
Total bonds, notes & other debt instruments (cost: $3,051,000)		3,107
Short-term securities 3.22% Money market investments 3.22%	Shares
Capital Group Central Cash Fund 5.39%[6,7]	649,968	64,997
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.00%	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[6,8]	3,532	$4
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.25%[6,8]	3,443	3
		7
Total short-term securities (cost: $65,001,000)		65,004
Total investment securities 99.96% (cost: $1,888,514,000)		2,019,298
Other assets less liabilities 0.04%		752
Net assets 100.00%		$2,020,050
Investments in affiliates7

	Value of affiliate at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 3.22%
Money market investments 3.22%
Capital Group Central Cash Fund 5.39%[6]	$59,948	$299,847	$294,809	$11	$— [4]	$64,997	$2,851

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,991,000, which represented .99% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $8,000, which represented less than 0.01% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 8/31/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of August 31, 2023 (dollars in thousands):
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$453,499	$5,735	$— *	$459,234
Communication services	283,806	7,844	—	291,650
Consumer discretionary	227,613	—	—	227,613
Information technology	186,417	—	—	186,417
Health care	185,636	—	—	185,636
Industrials	153,004	—	—	153,004
Consumer staples	131,061	1,231	—	132,292
Energy	105,771	—	— *	105,771
Materials	58,867	—	— *	58,867
Real estate	55,671	—	—	55,671
Utilities	44,989	—	—	44,989
Preferred securities	49,239	—	—	49,239
Rights & warrants	—	804	—	804
Bonds, notes & other debt instruments	—	3,107	—	3,107
Short-term securities	65,004	—	—	65,004
Total	$2,000,577	$18,721	$— *	$2,019,298
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-100-1023O-S96411
American Funds Developing World Growth and Income Fund — Page 7 of 7